Fair Value Measurements (details) - Fair Value Hierarchy - Recurring basis [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	$ 61,300	$ 61,419
Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,709	2,813
Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	58,371	58,350
Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	220	256
Fixed maturities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	60,515	60,658
Convertible bonds held containing embedded conversion options that are valued separately from the host bond contract and disclosed in Level 2	0	2
Fixed maturities [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,038	2,197
Fixed maturities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	58,293	58,243
Convertible bonds held containing embedded conversion options that are valued separately from the host bond contract and disclosed in Level 2	0	2
Fixed maturities [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	184	218
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,035	2,194
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,035	2,194
Obligations of states, municipalities and political subdivisions [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	31,910	31,411
Obligations of states, municipalities and political subdivisions [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	31,898	31,398
Obligations of states, municipalities and political subdivisions [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	12	13
Debt securities issued by foreign governments [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	1,662	1,873
Debt securities issued by foreign governments [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	1,662	1,873
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	1,708	1,981
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	1,704	1,957
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	4	24
All other corporate bonds [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	23,107	23,089
All other corporate bonds [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	22,939	22,915
All other corporate bonds [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	168	174
Redeemable preferred stock [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	93	110
Redeemable preferred stock [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	3	3
Redeemable preferred stock [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	90	100
Redeemable preferred stock [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis		7
Equity securities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	732	705
Equity securities [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	654	598
Equity securities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	78	107
Public common stock [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	603	543
Public common stock [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	603	543
Non-redeemable preferred stock [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	129	162
Non-redeemable preferred stock [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	51	55
Non-redeemable preferred stock [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	78	107
Other investments [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	53	56
Other investments [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	17	18
Other investments [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	36	38
Investments in various publicly-traded securities, including mutual funds and other small holdings disclosed in Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	17	18
Investments in various publicly-traded securities, including mutual funds and other small holdings disclosed in Level 1 [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	17	18
Investment in non-public common and preferred equity securities where the fair value estimate is determined either internally or by an external fund manager and therefore disclosed in Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	36	38
Investment in non-public common and preferred equity securities where the fair value estimate is determined either internally or by an external fund manager and therefore disclosed in Level 3 [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	$ 36	$ 38